Benefit Plans And Obligations For Termination Indemnity (Target Asset Allocation For The Plan) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Document Fiscal Year Focus	2019
Target asset allocation	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	63.00%	63.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	36.00%	36.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	1.00%	1.00%